Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	480,000,000	480,000,000
Ordinary shares, issued	88,408,017	14,942,623
Ordinary shares, outstanding	88,408,017	14,942,623
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	20,000,000	20,000,000
Ordinary shares, issued	5,409,600	6,409,600
Ordinary shares, outstanding	5,409,600	6,409,600